Loss per Share (Tables)	12 Months Ended
Jun. 30, 2023
Loss per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
	30 June 2023	30 June 2022	30 June 2021
	A$	A$	A$

Basic/Diluted loss per share (in cents)	1.66	1.25	3.79

a) Net loss used in the calculation of basic and diluted loss per share	3,786,507	2,854,254	8,384,465

b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	227,798,346	227,579,684	221,062,229